May 14, 2014

Securities and Exchange Commission

Via EDGAR

Re:    Principal Funds, Inc.
File Nos. 033-59474, 811-07572
Interactive data files for previous 497 filing

Principal Funds, Inc. (“the Registrant”) is incorporating by reference the supplement filed on April 28, 2014 (SEC Accession No. 0000898745-14-000551).

Pursuant to Rule 497 under the Securities Act of 1933, as amended, the Registrant is filing interactive data files that relate to Form N-1A items 2-4 in the supplement that the Registrant is incorporating by reference.

Exhibit No.    Exhibits

Ex-101.INS    XBRL Instance Document

Ex-101.SCH    XBRL Taxonomy Extension Schema Document

Ex-101.CAL    XBRL Taxonomy Extension Calculations Linkbase Document

Ex-101.DEF    XBRL Taxonomy Extension Definition Linkbase Document

Ex-101.LAB    XBRL Taxonomy Extension Labels Linkbase Document

Ex-101.PRE    XBRL Taxonomy Extension Presentation Linkbase Document